Balance Sheets (USD $)	Mar. 31, 2013	Mar. 31, 2012
ASSETS
Cash	$ 296,821	$ 20,488
Prepaid expenses
Other assets	17,775
Investments in Local Limited Partnerships, net (Notes 2 and 3)	650,468	629,335
Due from affiliates
Total Assets	965,064	649,823
Liabilities:
Payables to Local Limited Partnerships (Note 5)	33,810	33,810
Accrued fees and advances due to General Partner and affiliates (Note 3)	194,984	204,132
Accounts payable
Prepaid disposition proceeds	260,000
Total Liabilities	488,794	237,942
Partners' Equity (Deficit)
General Partner	97,734	42,162
Limited Partners (25,000 Partnership Units authorized; 21,952 and 21,955 Partnership Units issued and outstanding)	378,536	369,719
Total Partners' Equity (Deficit)	476,270	411,881
Total Liabilities and Partners' Equity (Deficit)	$ 965,064	$ 649,823